S000042178 [Member] Investment Risks - BARON DISCOVERY FUND	Sep. 30, 2025
Growth Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, because growth stocks tend to be sensitive to changes in their earnings and to increasing interest rates and inflation, they tend to be more volatile than other types of stocks. In response, from time to time, growth investing as an investment style may go out of favor with investors.

Small Sized Companies [Member]
Prospectus [Line Items]
Risk [Text Block]
Small-Sized Companies. The Adviser believes there is more potential for capital appreciation in small-sized companies, but there also may be more risk. Securities of small-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small-sized companies rely more on the skills of management and on their continued tenure. Investing in small-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Special Situations [Member]
Prospectus [Line Items]
Risk [Text Block]
Special Situations. The Funds may invest in “special situations.” A special situation arises when, in the opinion of the Adviser, the securities of a company will be recognized and appreciate in value due to a specific anticipated development at that company. Such developments might include a new product, a management change, an acquisition or a technological advancement. The risk of investing in special situations is that the anticipated development does not occur or its impact is not what the Adviser expected.

Technology [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology. Technology companies, including internet-related and information technology companies, as well as companies propelled by new technologies, may present the risk of rapid change and product obsolescence, and their successes may be difficult to predict for the long term. Some technology companies may be newly formed and have limited operating history and experience. Technology companies may also be adversely affected by changes in governmental policies, competitive pressures and changing demand. The securities of these companies may also experience significant price movements caused by disproportionate investor optimism or pessimism, with little or no basis in the companies’ fundamentals or economic conditions.

Industrials Sector [Member]
Prospectus [Line Items]
Risk [Text Block]
Industrials Sector. The Fund’s investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Health Care Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Health Care Sector Risk. Investments in health care companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. Biotechnology and related companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, some of these companies are relatively small and have thinly traded securities, may not yet offer products or may offer a single product, and may have persistent losses during a new product’s transition from development to production, or erratic revenue patterns. The stock prices of these companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

General Stock Market [Member]
Prospectus [Line Items]
Risk [Text Block]
General Stock Market. Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence as has recently been experienced, caused, among other reasons, by increased inflation, tightening monetary policy and interest rate increases by the US Federal Reserve or similar international bodies, and reduced liquidity in financial markets may continue to negatively affect many issuers, which could have an adverse effect on your Fund investment. Events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market, such as Russia’s invasion of Ukraine in February 2022 and the world-wide response to it, have and may continue to adversely impact issuers and markets worldwide. Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. A fund’s securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, changes in trade regulations, elevated levels of government debt, internal unrest and discord, economic sanctions, regulatory events and governmental or quasi-governmental actions, among others. For example, the well-publicized conflicts in the Middle East and in the Southern hemisphere present considerable market risks, and the ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund losses may be incurred due to declines in one or more markets in which Fund investments are made.